UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Liquid Reserves Portfolio 2011 Semi-Annual Report	21

Schedule of investments (unaudited)

February 28, 2011

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Bank Notes — 0.7%
Bank of America N.A.	0.603%	6/22/11	$230,000,000	$230,018,181	(a)
Certificates of Deposit — 31.3%
Bank of Montreal	0.200%	3/3/11	520,000,000	520,000,000
Bank of Tokyo Mitsubishi	0.360%	6/17/11	225,000,000	225,000,000
Barclays Bank PLC	0.603%	6/8/11	400,000,000	400,000,000
Barclays Bank PLC	0.570%	7/18/11	100,000,000	100,000,000
Barclays Bank PLC	0.723%	1/19/12	270,000,000	270,000,000	(a)
BNP Paribas NY Branch	0.610%	5/16/11	125,000,000	125,000,000
BNP Paribas NY Branch	0.653%	6/22/11	400,000,000	400,000,000	(a)
BNP Paribas NY Branch	0.560%	8/10/11	100,000,000	100,000,000
BNP Paribas NY Branch	0.616%	11/15/11	115,000,000	115,000,000	(a)
Canadian Imperial Bank	0.460%	7/1/11	350,000,000	350,000,000	(a)
Canadian Imperial Bank	0.364%	2/17/12	325,000,000	325,000,000	(a)
Credit Agricole Corporate and Investment Bank	0.530%	8/9/11	250,000,000	250,000,000
Credit Agricole Corporate and Investment Bank	0.530%	8/26/11	350,000,000	350,000,000
Credit Agricole Corporate and Investment Bank	0.723%	10/7/11	125,000,000	125,000,000	(a)
Credit Suisse NY	0.361%	2/7/12	210,000,000	210,000,000	(a)
Deutsche Bank AG NY	0.305%	6/17/11	245,000,000	245,000,000
Deutsche Bank AG NY	0.503%	8/24/11	200,000,000	200,000,000	(a)
Deutsche Bank AG NY	0.592%	3/21/12	125,000,000	125,000,000	(a)
National Bank of Canada	0.393%	7/8/11	325,000,000	325,000,000	(a)
Natexis Banques Populaires U.S.	0.600%	7/12/11	350,000,000	350,000,000
Nordea Bank Finland NY	0.380%	6/16/11	357,000,000	357,000,000
Nordea Bank Finland NY	0.370%	7/7/11	135,000,000	134,997,605
Rabobank Nederland NY	0.400%	6/3/11	100,000,000	100,000,000
Rabobank Nederland NY	0.370%	6/9/11	143,000,000	142,999,989
Royal Bank of Canada	0.330%	8/15/11	150,000,000	150,000,000
Royal Bank of Canada	0.350%	9/12/11	348,250,000	348,250,000	(a)
Royal Bank of Scotland	0.520%	8/4/11	400,000,000	400,000,000
Royal Bank of Scotland	0.662%	8/10/11	250,000,000	250,000,000	(a)
Royal Bank of Scotland	0.513%	8/23/11	85,000,000	85,000,000	(a)
Societe Generale NY	1.711%	5/5/11	150,000,000	150,000,000	(a)
Societe Generale NY	0.514%	8/19/11	100,000,000	100,000,000	(a)
Societe Generale NY	0.804%	1/30/12	250,000,000	250,000,000	(a)
Standard Chartered Bank NY	0.470%	4/1/11	350,000,000	350,000,000
Standard Chartered Bank NY	0.435%	4/6/11	125,000,000	125,000,624
Sumitomo Mitsui Bank NY	0.220%	3/2/11	225,000,000	225,000,000

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Sumitomo Mitsui Bank NY	0.210%	3/3/11	$400,000,000	$400,000,000
Toronto Dominion Bank NY	0.344%	1/12/12	250,000,000	250,000,000	(a)
UBS AG Stamford CT	0.622%	4/26/11	305,000,000	305,000,000	(a)
UBS AG Stamford CT	0.650%	5/11/11	85,000,000	85,000,000
UBS AG Stamford CT	0.400%	7/26/11	275,000,000	275,000,000
UBS AG Stamford CT	0.662%	9/28/11	125,000,000	125,000,000	(a)
Total Certificates of Deposit				9,718,248,218
Certificates of Deposit (Euro) — 1.6%
ING Bank	0.450%	8/12/11	200,000,000	200,009,091
ING Bank	0.600%	10/20/11	285,000,000	285,018,365
Total Certificates of Deposit (Euro)				485,027,456
Commercial Paper — 31.9%
ANZ National International Ltd.	0.399%	10/11/11	300,000,000	300,000,000	(a)(b)
ASB Finance Ltd.	0.412%	3/30/11	150,000,000	150,000,000	(a)(b)
ASB Finance Ltd.	0.422%	8/12/11	100,000,000	100,004,280	(a)(b)
ASB Finance Ltd.	0.432%	9/23/11	101,000,000	101,000,000	(a)(b)
Bank of Montreal	0.200%	3/8/11	100,000,000	99,996,111	(c)
BNZ International Funding Ltd.	0.401%	7/19/11	100,000,000	99,844,445	(b)(c)
BNZ International Funding Ltd.	0.404%	11/10/11	130,000,000	129,990,910	(a)(b)
Caisse D’Amortissement de la Dette Sociale	0.471%	6/2/11	500,000,000	499,392,917	(b)(c)
Commerzbank U.S. Finance	0.431%	4/21/11	825,000,000	824,497,439	(c)
Commonwealth Bank of Australia	0.332%	8/4/11	80,000,000	80,000,000	(a)(b)
Commonwealth Bank of Australia	0.352%	12/8/11	150,000,000	150,000,000	(a)(b)
Credit Suisse NY	0.371%	7/11/11	300,000,000	299,592,999	(c)
Danske Corp.	0.441%	3/16/11	100,000,000	99,981,667	(b)(c)
Danske Corp.	0.461%	4/13/11	100,000,000	99,945,055	(b)(c)
Danske Corp.	0.401-0.431%	4/26/11	150,000,000	149,902,000	(b)(c)
Danske Corp.	0.401%	4/29/11	100,000,000	99,934,445	(b)(c)
Danske Corp.	0.401%	5/17/11	150,000,000	149,871,666	(b)(c)
Danske Corp.	0.421%	7/13/11	250,000,000	249,609,167	(b)(c)
DnB NOR Bank ASA	0.373%	4/21/11	300,000,000	300,000,000	(a)(b)
DnB NOR Bank ASA	0.382%	8/29/11	50,000,000	50,000,000	(a)
DnB NOR Bank ASA	0.387%	10/28/11	250,000,000	250,000,000	(a)(b)
General Electric Capital Corp.	0.170%	3/4/11	350,000,000	349,995,041	(c)
General Electric Capital Corp.	0.431%	3/4/11	220,000,000	219,992,117	(c)
ING U.S. Funding LLC	0.431%	4/4/11	100,000,000	99,959,389	(c)
Intesa Funding LLC	0.511%	3/18/11	300,000,000	299,927,750	(c)
Intesa Funding LLC	0.471%	4/14/11	450,000,000	449,741,500	(c)
Lloyds TSB Bank PLC	0.476%	3/16/11	725,000,000	724,856,510	(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2011 Semi-Annual Report	23

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Natixis U.S. Finance Corp.	0.526%	4/15/11	$250,000,000	$249,835,937	(c)
Natixis U.S. Finance Corp.	0.496%	6/15/11	150,000,000	149,781,375	(c)
Novartis Finance Corp.	0.482%	5/2/11	165,000,000	164,863,600	(b)(c)
Novartis Finance Corp.	0.482%	5/9/11	100,000,000	99,908,000	(b)(c)
Reckitt Benckiser Treasury	0.431%	4/6/11	100,000,000	99,957,000	(b)(c)
Reckitt Benckiser Treasury	0.431%	4/19/11	100,000,000	99,941,472	(b)(c)
Santander	0.550%	3/9/11	300,000,000	299,963,333	(c)
Skandinaviska Enskilda Banken AG	0.521%	3/22/11	200,000,000	199,939,333	(b)(c)
Skandinaviska Enskilda Banken AG	0.501%	4/12/11	100,000,000	99,941,667	(b)(c)
Skandinaviska Enskilda Banken AG	0.536%	6/8/11	300,000,000	299,558,625	(b)(c)
Skandinaviska Enskilda Banken AG	0.526%	6/9/11	200,000,000	199,708,333	(b)(c)
Societe Generale N.A.	0.481%	6/17/11	225,000,000	224,676,000	(c)
Standard Chartered Bank	0.522%	11/10/11	115,000,000	114,578,078	(c)
State Street Corp.	0.321%	4/20/11	100,000,000	99,955,556	(c)
Swedbank	0.582%	6/6/11	150,000,000	149,765,583	(c)
Swedbank	0.592%	6/8/11	100,000,000	99,837,750	(c)
Swedbank	0.592%	7/12/11	200,000,000	199,564,056	(c)
Swedbank	0.582%	7/13/11	175,000,000	174,622,194	(c)
Swedbank	0.602%	8/3/11	100,000,000	99,741,667	(c)
Westpac Banking Corp.	0.351%	8/24/11	350,000,000	349,401,112	(c)
Total Commercial Paper				9,903,576,079
Corporate Bonds & Notes — 6.3%
Commonwealth Bank of Australia	0.374%	3/26/12	100,000,000	100,000,000	(a)(b)
ING Bank NV	0.814%	2/2/12	164,500,000	164,500,000	(a)(b)
JPMorgan Chase Bank N.A.	0.302%	3/21/12	362,000,000	362,000,000	(a)
National Australia Bank	0.323%	8/19/11	310,000,000	310,000,000	(a)(b)
New York Life Global Funding	0.303%	12/1/11	100,000,000	100,000,000	(a)(b)
Nordea Bank AB	0.414%	3/16/12	300,000,000	300,000,000	(a)(b)
Rabobank Nederland	0.366%	10/17/11	132,500,000	132,500,000	(a)(b)
Rabobank Nederland	0.454%	3/16/12	225,000,000	225,000,000	(a)(b)
Svenska Handelsbanken AB	0.412%	3/9/12	150,000,000	150,000,000	(a)(b)
Westpac Banking Corp.	0.374%	3/27/12	105,000,000	105,000,000	(a)
Total Corporate Bonds & Notes				1,949,000,000
Medium-Term Notes — 1.6%
American Honda Finance Corp.	0.353%	12/8/11	250,000,000	250,000,000	(a)(b)
Westpac Banking Corp.	0.443%	4/19/11	250,000,000	250,030,541	(a)(b)
Total Medium-Term Notes				500,030,541

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — 10.3%
BNP Paribas Grand Cayman	0.170%	3/1/11	$175,000,000	$175,000,000
Citibank Nassau AG	0.180%	3/3/11	399,750,000	399,750,000
Commerzbank AG Grand Cayman	0.170%	3/1/11	225,000,000	225,000,000
Credit Agricole Grand Cayman	0.190%	3/1/11	355,000,000	355,000,000	(a)
Danske Bank London	0.200%	3/1/11	230,000,000	230,000,000
Dexia Credit Local Grand Cayman	0.180%	3/1/11	200,000,000	200,000,000
DnB NOR Bank ASA	0.170%	3/1/11	475,000,000	475,000,000
Natixis	0.200%	3/1/11	319,315,000	319,315,000	(a)
Royal Bank of Scotland Cayman	0.190%	3/1/11	300,000,000	300,000,000
Societe Generale Grand Cayman	0.180%	3/1/11	330,000,000	330,000,000
Svenska Handelsbanken Grand Cayman	0.170%	3/1/11	175,000,000	175,000,000
Total Time Deposits				3,184,065,000
U.S. Government Agencies — 0.5%
Federal National Mortgage Association (FNMA), Notes	0.252%	7/26/12	140,000,000	139,990,235	(a)
U.S. Treasury Notes — 4.2%
U.S. Treasury Notes	0.875%	3/31/11	200,000,000	200,092,381
U.S. Treasury Notes	1.125%	6/30/11	377,110,000	378,286,407
U.S. Treasury Notes	4.500%	9/30/11	375,000,000	384,195,954
U.S. Treasury Notes	0.875%	1/31/12	143,000,000	143,715,758
U.S. Treasury Notes	1.375%	2/15/12	204,490,000	206,490,975
Total U.S. Treasury Notes				1,312,781,475
Repurchase Agreements — 11.6%
Barclays Capital Inc. tri-party repurchase agreement dated 2/28/11; Proceeds at maturity — $3,000,015,000; (Fully collateralized by various U.S. government obligations, 0.000% due 3/17/11 to 1/12/12; Market value — $3,060,000,000)	0.180%	3/1/11	3,000,000,000	3,000,000,000
RBS Securities Inc., tri-party repurchase agreement dated 2/28/11; Proceeds at maturity — $596,732,149; (Fully collateralized by various U.S. government obligations, 0.000% due 3/10/11 to 2/9/12; Market value — $608,664,223)	0.190%	3/1/11	596,729,000	596,729,000
Total Repurchase Agreements				3,596,729,000
Total Investments — 100.0% (Cost — $31,019,466,185#)				31,019,466,185
Other Assets in Excess of Liabilities — 0.0%				12,836,951
Total Net Assets — 100.0%				$31,032,303,136

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2011 Semi-Annual Report	25

Statement of assets and liabilities (unaudited)

February 28, 2011

Assets:
Investments, at value	$27,422,737,185
Repurchase agreements, at value	3,596,729,000
Cash	220
Interest receivable	15,539,519
Total Assets	31,035,005,924

Liabilities:
Investment management fee payable	2,236,923
Accrued expenses	465,865
Total Liabilities	2,702,788
Total Net Assets	$31,032,303,136

Represented By:
Paid-in Capital	$31,032,303,136

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2011

Investment Income:
Interest	$67,719,179

Expenses:
Investment management fee (Note 2)	16,753,009
Trustees’ fees	290,030
Fund accounting fees	286,858
Legal fees	219,535
Custody fees	80,604
Audit and tax	20,678
Miscellaneous expenses	16,786
Total Expenses	17,667,500
Less: Fee waivers and/or expense reimbursements (Note 2)	(914,491)
Net Expenses	16,753,009
Net Investment Income	50,966,170
Net Realized Gain on Investments	2,972,032
Increase in Net Assets from Operations	$53,938,202

See Notes to Financial Statements.

Liquid Reserves Portfolio 2011 Semi-Annual Report	27

Statements of changes in net assets

For the Six Months Ended February 28, 2011 (unaudited) and the Year Ended August 31, 2010	2011	2010

Operations:
Net investment income	$50,966,170	$103,057,554
Net realized gain	2,972,032	3,445,207
Increase in Net Assets From Operations	53,938,202	106,502,761

Capital Transactions:
Proceeds from contributions	41,612,154,422	82,457,700,824
Value of withdrawals	(46,309,197,935)	(81,686,180,340)
Increase (Decrease) in Net Assets From Capital Transactions	(4,697,043,513)	771,520,484
Increase (Decrease) in Net Assets	(4,643,105,311)	878,023,245

Net Assets:
Beginning of period	35,675,408,447	34,797,385,202
End of period	$31,032,303,136	$35,675,408,447

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2011 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2011[1]		2010	2009	2008	2007	2006

Net assets, end of period (millions)	$31,032		$35,675	$34,797	$54,372	$50,645	$32,230
Total return[2]	0.23%		0.28%	1.57%[3]	4.00%[3]	5.40%	4.53%

Ratios to average net assets:
Gross expenses	0.11%[4]		0.10%	0.11%	0.11%	0.10%[5]	0.12%
Net expenses[6,7,8]	0.10	[4]	0.10	0.10	0.08	0.09 [5]	0.09
Net investment income	0.30	[4]	0.27	1.67	3.97	5.26	4.33

[1]	For the six months ended February 28, 2011 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been the same.

[6]

As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio will not exceed 0.10%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2011 Semi-Annual Report	29

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2011, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

30	Liquid Reserves Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$31,019,466,185	—	$31,019,466,185

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

Liquid Reserves Portfolio 2011 Semi-Annual Report	31

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2011, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains (losses) are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2011, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the six months ended February 28, 2011, fees waived and/or expenses reimbursed amounted to $914,491.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

32	Liquid Reserves Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2011, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint

Liquid Reserves Portfolio 2011 Semi-Annual Report	33

alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the

34	Liquid Reserves Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

6. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Portfolio, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

Liquid Reserves Portfolio	35

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 8-9, 2010, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Liquid Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Liquid Reserves, a series of Legg Mason Partners Money Market Trust, Western Asset Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset Premium Liquid Reserves, a series of Legg Mason Partners Premium Money Market Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as

36	Liquid Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a

Liquid Reserves Portfolio	37

description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing Western Asset Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-year period ended June 30, 2010 was slightly below the median and that the performance for the 3-, 5- and 10-year periods ended June 30, 2010 was above the median of its Performance Universe.

The information comparing Western Asset Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2010 was above the median of its Performance Universe.

The information comparing Western Asset Premium Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-year period ended June 30, 2010 was slightly above the median and that the performance for the 3-, 5- and 10-year periods ended June 30, 2010 was above the median of its Performance Universe.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund,

38	Liquid Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee as well as its actual total expense ratio to its expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as money market funds or funds classified as institutional money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed the following:

•

For Western Asset Liquid Reserves, the Contractual Management Fee and Actual Management Fee were slightly above the median, and the actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2012.

•

For Western Asset Institutional Liquid Reserves, the Contractual Management Fee, Actual Management Fee, and actual total expense ratio were slightly above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses, as well as the master-feeder structure. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2012.

•

For Western Asset Premium Liquid Reserves, the Contractual Management Fee was slightly below the median, the Actual Management Fee was at the median and the actual total expense ratio was slightly below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2012.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Liquid Reserves Portfolio	39

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board considered that the Manager had previously agreed to institute breakpoints in the Contractual Management Fee for each of Western Asset Institutional Liquid Reserves and Western Asset Liquid Reserves, reflecting the potential for reducing the Contractual Management Fee for those Feeder Funds as they grow. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the asset levels of Western Asset Institutional Liquid Reserves and Western Asset Liquid Reserves.

The Board also noted that Western Asset Institutional Liquid Reserves had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered, and that the Contractual Management Fee for that Feeder Fund is approximately equivalent to the asset-weighted average of management fees paid by the other funds its expense group at all asset levels. In addition, the Board considered that Western Asset Liquid Reserves had not reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee would be triggered. The Board also noted that although Western Asset Premium Liquid Reserves does not have breakpoints in its Contractual Management Fee, the Contractual Management Fee is slightly below the median of its expense group and the Actual Management Fee is at the median of its expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

40	Liquid Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	April 25, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Master Portfolio Trust

Date:	April 25, 2011